Quarterly Holdings Report
for
Fidelity® New Jersey Municipal Income Fund
February 28, 2026
NJT-NPRT1-0426
1.814102.121
Municipal Securities - 93.8%
	Principal Amount (a)	Value ($)
Delaware,New Jersey - 0.7%
Transportation - 0.7%
Delaware River & Bay Auth Series 2022, 5% 1/1/2042	2,075,000	2,272,549
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2041	500,000	568,229
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2042	800,000	900,676
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2043	600,000	668,132
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2044	425,000	467,732
TOTAL DELAWARE,NEW JERSEY		4,877,318
Guam - 1.0%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2037	1,440,000	1,639,545
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2039	1,000,000	1,121,650
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2040	1,200,000	1,337,253
TOTAL SPECIAL TAX		4,098,448
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2036	585,000	664,835
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2037	820,000	922,092
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2038	1,010,000	1,129,369
TOTAL WATER & SEWER		2,716,296
TOTAL GUAM		6,814,744
New Jersey - 73.9%
Education - 13.0%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	4,650,000	4,819,975
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2027 (d)	2,500,000	2,539,419
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (d)	255,000	259,210
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (d)	2,355,000	2,470,120
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	2,000,000	2,081,313
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2028	700,000	734,218
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (d)	1,000,000	1,037,698
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2028 (d)	1,175,000	1,244,497
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2027 (d)	1,600,000	1,660,316
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (d)	1,000,000	1,059,147
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2026 (d)	325,000	330,367
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2027 (d)	325,000	337,252
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2028 (d)	400,000	423,659
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2029 (d)	1,050,000	1,132,502
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2027 (d)	1,325,000	1,374,949
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2028 (d)	1,450,000	1,535,763
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2029 (d)	1,415,000	1,526,181
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2026 (d)	1,275,000	1,296,054
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2026 (d)	7,000,000	7,115,592
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2028 (d)	1,900,000	2,012,379
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2029 (d)	1,900,000	2,049,289
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2030 (d)	1,875,000	2,041,773
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2031 (d)	1,270,000	1,395,810
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	400,000	468,510
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2038 (Assured Guaranty Inc Insured)	350,000	407,627
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2039 (Assured Guaranty Inc Insured)	550,000	636,056
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2040 (Assured Guaranty Inc Insured)	235,000	270,495
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	325,000	370,095
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2042 (Assured Guaranty Inc Insured)	250,000	281,255
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2030 (Assured Guaranty Inc Insured)	1,500,000	1,544,346
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,543,448
New Jersey Educational Facilities Authority (Ramapo College, NJ Proj.) 5% 7/1/2031	3,000,000	3,005,854
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 4% 7/1/2050	3,000,000	2,645,474
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2032	420,000	458,955
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2033	675,000	735,072
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2034	540,000	585,595
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2035	570,000	615,731
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	1,095,000	1,177,345
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2037	1,095,000	1,171,393
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	985,000	1,046,574
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	1,040,000	1,101,030
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2040	5,435,000	5,720,814
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2045	3,500,000	3,584,263
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2026	945,000	951,830
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2029	865,000	891,803
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2027	2,875,000	2,897,347
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,000,000	1,006,056
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	600,000	603,424
New Jersey Educational Facilities Authority (William Paterson College, NJ Proj.) 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	3,335,000	3,361,092
New Jersey Institute of Technology/NJ 5% 7/1/2031	375,000	406,830
New Jersey Institute of Technology/NJ 5% 7/1/2032	375,000	405,708
New Jersey Institute of Technology/NJ 5% 7/1/2033	170,000	183,366
New Jersey Institute of Technology/NJ Series 2025A, 5.25% 7/1/2050 (Build America Mutual Assurance Co Insured)	1,500,000	1,629,898
New Jersey Institute of Technology/NJ Series 2025A, 5.25% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,500,000	1,617,252
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2026 (Assured Guaranty Inc Insured)	1,200,000	1,210,917
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,445,000	1,498,185
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2044 (Assured Guaranty Inc Insured)	1,400,000	1,517,423
New Jersey St Edl Facs Auth Rev (Trustees of Princeton University/The Proj.) Series 2021C, 2% 3/1/2036	2,000,000	1,776,044
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 4.25% 7/1/2033	515,000	532,955
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.25% 7/1/2043	670,000	695,637
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.375% 7/1/2053	1,000,000	1,017,478
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.5% 7/1/2058	635,000	648,019
TOTAL EDUCATION		90,698,679
Electric Utilities - 0.8%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (d)(e)	5,000,000	5,083,918
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 B, 3% 8/1/2043 (d)	510,000	422,495
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (d)	385,000	340,367
TOTAL ELECTRIC UTILITIES		5,846,780
General Obligations - 39.5%
Audubon NJ Sch Dist Series 2022, 2.75% 8/15/2033 (Assured Guaranty Inc Insured)	1,160,000	1,150,393
Berkely Township NJ Gen. Oblig. 3.25% 8/15/2035	1,255,000	1,264,537
Brigantine NJ Gen. Oblig. 2% 9/15/2036	1,945,000	1,707,508
Caldwell NJ Gen. Oblig. Series 2022, 2.375% 1/15/2040 (Assured Guaranty Inc Insured)	520,000	428,229
County of Bergen NJ Gen. Oblig. Series 2021 ABC, 2% 6/1/2028	285,000	279,926
Englewood NJ Gen. Oblig. 2% 2/1/2029	560,000	545,095
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2031	995,000	945,740
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2032	2,760,000	2,587,880
Hanover Park NJ Regl High Sch Dist 3.5% 3/15/2031	1,120,000	1,155,878
Hillsborough Twp NJ Sch Dist 2% 7/15/2040	1,240,000	950,991
Howell Twp NJ Gen. Oblig. 2% 10/1/2031	1,000,000	938,973
Hudson Cnty NJ Gen. Oblig. Series 2020, 3% 11/15/2032	485,000	488,451
Hudson Cnty NJ Impt Auth Lease Rev (Hudson Cnty NJ Proj.) Gen. Oblig. 3% 10/1/2036	2,950,000	2,916,481
Jersey City NJ Gen. Oblig. Series 2022A, 3% 2/15/2037	1,000,000	969,112
Lyndhurst Twp NJ Gen. Oblig. Series 2021, 2% 3/1/2035	2,850,000	2,517,719
Mercer Cnty NJ Gen. Oblig. Series 2021, 0.05% 2/15/2031	1,250,000	1,054,392
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	2,280,000	2,238,810
Millburn Twp NJ Brd Ed 1% 8/15/2027	1,430,000	1,394,484
Millburn Twp NJ Brd Ed 1% 8/15/2028	1,100,000	1,057,081
Monmouth Cnty NJ Impt Auth Rev Series 2021 A, 3% 3/1/2033 (County of Monmouth NJ Guaranteed)	385,000	391,988
Montclair Twp NJ Brd Ed 3.25% 1/15/2038 (Build America Mutual Assurance Co Insured)	1,825,000	1,799,985
Morris Cnty NJ Gen. Oblig. Series 2021, 2% 2/1/2029	1,085,000	1,059,636
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,255,000	1,240,856
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,250,000	1,202,524
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,000,000	924,476
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	5,000,000	5,398,011
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	1,725,000	2,015,255
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,570,000	1,846,729
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2038	3,000,000	3,509,999
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2039	3,000,000	3,472,115
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2018 A, 5% 6/15/2031	2,555,000	2,674,286
New Jersey St 2% 6/1/2027	2,000,000	1,990,683
New Jersey St Gen. Oblig. 2% 6/1/2026	6,300,000	6,292,921
New Jersey St Gen. Oblig. 2% 6/1/2029	3,110,000	3,038,988
New Jersey St Gen. Oblig. 2.25% 6/1/2034	540,000	509,165
New Jersey St Gen. Oblig. 3% 6/1/2032	4,240,000	4,369,105
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (b)	10,000,000	9,817,981
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (b)	3,000,000	2,873,425
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (b)	14,795,000	13,078,110
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (b)	8,905,000	7,641,684
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (b)	355,000	294,606
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (b)	1,135,000	909,184
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (b)	4,930,000	3,979,581
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (b)	10,775,000	8,304,656
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (b)	5,800,000	4,509,132
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (b)	25,000,000	17,655,866
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (b)	13,900,000	8,873,784
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (b)	250,000	159,600
New Jersey Trans Trust Fund Auth 3% 6/15/2050	7,500,000	5,723,667
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,300,000	3,999,262
New Jersey Trans Trust Fund Auth 5% 12/15/2033	2,850,000	3,110,190
New Jersey Trans Trust Fund Auth 5% 6/15/2037	10,000,000	11,604,207
New Jersey Trans Trust Fund Auth 5% 6/15/2050	11,190,000	11,702,491
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	15,000,000	15,959,355
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	14,595,000	15,478,638
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	8,335,000	8,824,049
New Jersey Trans Trust Fund Auth Series 2009A, 0% 12/15/2032 (b)	1,925,000	1,608,243
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2038	1,035,000	1,051,767
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	780,000	799,786
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	750,000	758,038
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2038	6,440,000	7,155,361
Newark NJ Bd of Ed Bd 4% 7/15/2036 (Build America Mutual Assurance Co Insured)	775,000	813,070
Newark NJ Bd of Ed Bd 4% 7/15/2037 (Build America Mutual Assurance Co Insured)	725,000	755,659
Newark NJ Bd of Ed Bd 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	300,000	318,183
Newark NJ Bd of Ed Bd 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	300,000	325,540
Newark NJ Bd of Ed Bd 5% 7/15/2030 (Build America Mutual Assurance Co Insured)	300,000	332,403
Newark NJ Bd of Ed Bd 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	375,000	423,233
Newark NJ Bd of Ed Bd 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	400,000	451,776
Newark NJ Bd of Ed Bd 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	500,000	561,304
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2026	1,745,000	1,760,434
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2027	2,200,000	2,272,444
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2028	1,600,000	1,690,144
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2029	1,100,000	1,186,971
Ocean City NJ Gen. Oblig. Series 2019, 2.25% 9/15/2032	455,000	432,072
Ocean City NJ Gen. Oblig. Series 2019, 2.25% 9/15/2033	1,170,000	1,098,941
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2033	685,000	632,441
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2034	1,840,000	1,663,482
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2036	1,230,000	1,064,213
Piscataway Twp NJ Gen. Oblig. 2% 10/15/2034	1,485,000	1,336,939
Princeton NJ Gen. Oblig. 2.5% 9/15/2032	835,000	822,362
Rahway NJ Sch Dist 2.125% 7/15/2032	2,400,000	2,260,481
Rahway NJ Sch Dist 2.125% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,110,000	933,004
Rahway NJ Sch Dist 2.125% 7/15/2038 (Build America Mutual Assurance Co Insured)	1,400,000	1,143,593
River Vale Township School District 2% 6/15/2030	1,020,000	979,883
Rumson Boro School District 2% 7/15/2034	680,000	618,237
Rumson Boro School District 2% 7/15/2035	865,000	771,563
Rumson Boro School District 2% 7/15/2036	1,185,000	1,033,211
Rutherford NJ Brd Ed Series 2019, 2.75% 12/15/2036	1,195,000	1,102,151
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2033	1,925,000	1,763,340
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2034	1,935,000	1,739,987
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2029 (d)	955,000	993,863
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2031 (d)	1,950,000	2,026,495
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2033 (d)	750,000	776,644
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2035 (d)	2,000,000	2,065,109
Washington Twp NJ Ban Gen. Oblig. 2% 5/15/2033	1,000,000	922,924
Washington Twp NJ Brd Ed Series 2023, 3.125% 8/15/2035	1,515,000	1,526,234
West Windsor Plains NJ Reg Sch 2.25% 8/1/2034	3,635,000	3,400,277
TOTAL GENERAL OBLIGATIONS		274,199,672
Health Care - 4.9%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (c)	1,250,000	975,792
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)	983,042	696,706
New Jersey Health Care (AHS Hospital Corp Proj.) 5% 7/1/2031	400,000	409,288
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2046	7,140,000	5,760,167
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2035	750,000	790,630
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2037	700,000	729,389
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2033	1,420,000	1,576,254
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2034	1,250,000	1,383,379
New Jersey Health Care (Hunterdon Medical Center Proj.) 4% 7/1/2045	1,425,000	1,372,099
New Jersey Health Care (Inspira Health Proj.) Series 2024A, 4.125% 7/1/2054	6,000,000	5,521,745
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2027	735,000	761,069
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2028	1,000,000	1,063,244
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2029	455,000	495,661
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	425,000	370,807
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2026	800,000	804,082
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	100,000	100,891
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 3% 7/1/2049	10,405,000	8,221,349
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 5% 7/1/2034	960,000	1,028,291
New Jersey Health Care (Virtua Health Proj.) 0.3% 7/1/2043, LOC JPMorgan Chase Bank NA VRDN (e)	2,575,000	2,575,000
TOTAL HEALTH CARE		34,635,843
Housing - 4.1%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2020 E, 1.75% 4/1/2030	900,000	854,202
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 10/1/2028	480,000	509,824
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2028	300,000	315,107
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2029	500,000	535,485
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2022 I, 5% 10/1/2053	2,700,000	2,821,457
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 6.5% 4/1/2056	3,000,000	3,422,681
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2028 (d)	1,875,000	1,955,583
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2029 (d)	1,950,000	2,056,095
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2030 (d)	2,045,000	2,171,963
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2029 (d)	1,885,000	1,977,517
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2030 (d)	2,000,000	2,117,688
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.95% 11/1/2027	625,000	626,664
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.95% 5/1/2027	580,000	580,738
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 3% 11/1/2028	790,000	793,007
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 3% 5/1/2028	765,000	767,829
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024 D 2, 2.9% 11/1/2027	3,750,000	3,759,998
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024 D 2, 2.95% 5/1/2028	3,150,000	3,161,656
TOTAL HOUSING		28,427,494
Special Tax - 1.8%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 4% 11/1/2044 (Assured Guaranty Inc Insured)	3,000,000	2,939,711
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2027 (Assured Guaranty Inc Insured)	750,000	780,663
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2028 (Assured Guaranty Inc Insured)	1,000,000	1,064,789
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2027 (Assured Guaranty Inc Insured)	300,000	312,264
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2028 (Assured Guaranty Inc Insured)	350,000	372,676
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2037 (Assured Guaranty Inc Insured)	750,000	852,450
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2044 (Assured Guaranty Inc Insured)	900,000	957,473
NJ Eda Motor Vehicle Series 2017A, 3.125% 7/1/2029	1,335,000	1,338,948
NJ Eda Motor Vehicle Series 2017A, 3.375% 7/1/2030	3,705,000	3,710,520
TOTAL SPECIAL TAX		12,329,494
Tobacco Bonds - 1.2%
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,000,000	1,029,699
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	2,000,000	2,105,295
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	5,250,000	5,193,973
TOTAL TOBACCO BONDS		8,328,967
Transportation - 8.2%
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 1/1/2034 (d)	1,500,000	1,503,116
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	750,000	755,608
New Jersey Turnpike Authority 5% 1/1/2034 (f)	4,500,000	5,121,585
New Jersey Turnpike Authority 5% 1/1/2035 (f)	2,420,000	2,771,446
New Jersey Turnpike Authority Series 2024 B, 5.25% 1/1/2049	5,000,000	5,371,747
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	6,035,000	6,593,613
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	5,385,000	5,830,199
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	5,000,000	5,419,863
New Jersy Ec Dv Ath Spl Fac Rv (Port Newark Container Term LLC Proj.) 5% 10/1/2037 (d)	1,955,000	1,993,552
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2028 (Assured Guaranty Inc Insured)	200,000	215,145
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,648,048
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2032 (Assured Guaranty Inc Insured)	1,230,000	1,346,818
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2033 (Assured Guaranty Inc Insured)	750,000	818,879
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2045	7,000,000	7,281,471
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,096,883
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2038 (Build America Mutual Assurance Co Insured)	2,000,000	2,094,808
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2039 (Build America Mutual Assurance Co Insured)	2,000,000	2,077,894
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,173,629
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2037 (Build America Mutual Assurance Co Insured)	750,000	872,213
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,153,683
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,143,758
TOTAL TRANSPORTATION		57,283,958
Water & Sewer - 0.4%
New Jersey Eda Wtr Facs Rev (Middlesex Water Co Proj.) Series 2019, 4% 8/1/2059 (d)	1,000,000	875,663
New Jersey Eda Wtr Facs Rev (Middlesex Water Co Proj.) Series 2019, 5% 8/1/2059 (d)	1,000,000	1,015,441
Rahway Vy NJ Sew Auth Swr Rev 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured) (b)	1,375,000	1,016,759
TOTAL WATER & SEWER		2,907,863
TOTAL NEW JERSEY		514,658,750
New Jersey,New York - 14.3%
Transportation - 14.3%
Port Auth NY & NJ 4% 7/15/2037 (d)	1,000,000	1,018,013
Port Auth NY & NJ 4% 7/15/2045 (d)	1,500,000	1,453,472
Port Auth NY & NJ 4% 7/15/2050 (d)	1,215,000	1,119,107
Port Auth NY & NJ 5% 1/15/2047 (d)	6,000,000	6,172,833
Port Auth NY & NJ 5% 10/15/2033 (d)	9,195,000	10,595,307
Port Auth NY & NJ 5% 7/15/2035 (d)	2,500,000	2,690,934
Port Auth NY & NJ 5% 9/15/2028 (d)	4,000,000	4,183,522
Port Auth NY & NJ 5% 9/15/2029 (d)	1,750,000	1,830,427
Port Auth NY & NJ 5% 9/15/2034 (d)	5,000,000	5,209,221
Port Auth NY & NJ Series 197, 5% 11/15/2032 (d)	5,000,000	5,075,194
Port Auth NY & NJ Series 214, 5% 9/1/2030 (d)	250,000	269,578
Port Auth NY & NJ Series 214, 5% 9/1/2036 (d)	6,785,000	7,200,961
Port Auth NY & NJ Series 218, 5% 11/1/2044 (d)	1,420,000	1,473,243
Port Auth NY & NJ Series 223, 4% 7/15/2034 (d)	2,000,000	2,091,906
Port Auth NY & NJ Series 223, 4% 7/15/2035 (d)	2,250,000	2,338,199
Port Auth NY & NJ Series 223, 4% 7/15/2036 (d)	1,350,000	1,391,077
Port Auth NY & NJ Series 223, 4% 7/15/2037 (d)	2,750,000	2,809,860
Port Auth NY & NJ Series 223, 4% 7/15/2038 (d)	6,000,000	6,098,276
Port Auth NY & NJ Series 223, 4% 7/15/2039 (d)	4,000,000	4,040,474
Port Auth NY & NJ Series 223, 5% 7/15/2056 (d)	3,500,000	3,612,632
Port Auth NY & NJ Series 227, 2% 10/1/2031 (d)	2,685,000	2,481,199
Port Auth NY & NJ Series 227, 2% 10/1/2033 (d)	770,000	687,905
Port Auth NY & NJ Series 238, 5% 7/15/2035 (d)	3,525,000	3,997,926
Port Auth NY & NJ Series 238, 5% 7/15/2036 (d)	3,430,000	3,861,199
Port Auth NY & NJ Series 238, 5% 7/15/2037 (d)	1,765,000	1,968,489
Port Auth NY & NJ Series 238, 5% 7/15/2038 (d)	3,235,000	3,582,494
Port Auth NY & NJ Series 238, 5% 7/15/2039 (d)	1,685,000	1,854,142
Port Auth NY & NJ Series 246, 5% 9/1/2033 (d)	7,975,000	9,177,277
Port Auth NY & NJ Series 246, 5% 9/1/2041 (d)	1,400,000	1,546,204
TOTAL NEW JERSEY,NEW YORK		99,831,071
New Jersey,Pennsylvania - 2.5%
Transportation - 2.5%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,200,000	1,272,187
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2038	3,170,000	3,667,839
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2039	5,250,000	6,036,453
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2040	4,750,000	5,413,837
Delaware Rvr Jt Toll Brg PA NJ Series 2019 A, 5% 7/1/2044	700,000	730,728
TOTAL NEW JERSEY,PENNSYLVANIA		17,121,044
Puerto Rico - 1.0%
General Obligations - 0.5%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,552,650	1,147,844
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	545,000	582,140
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,300,000	1,443,794
TOTAL GENERAL OBLIGATIONS		3,173,778
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	195,000	182,065
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	860,000	925,492
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	125,000	135,473
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2034	110,000	118,018
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2035	480,000	512,593
TOTAL HEALTH CARE		1,873,641
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	1,465,000	1,231,304
Water & Sewer - 0.0%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	645,000	673,138
TOTAL PUERTO RICO		6,951,861
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	1,055,000	1,201,711
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	1,645,000	1,885,298
TOTAL VIRGIN ISLANDS		3,087,009
TOTAL MUNICIPAL SECURITIES (Cost $631,670,007)		653,341,797

Money Market Funds - 6.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $44,951,580)	1.91	44,942,591	44,951,580

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $676,621,587)	698,293,377
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,689,912)
NET ASSETS - 100.0%	696,603,465

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,345,636 or 0.3% of net assets.

(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	17,043,645	52,346,477	24,438,542	210,349	-	-	44,951,580	44,942,591	1.0%
Total	17,043,645	52,346,477	24,438,542	210,349	-	-	44,951,580

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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